Organization and Basis of Presentation - Summary Financial Information of VIEs and their Subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total current assets	¥ 818,480	¥ 507,410
Total assets	1,196,336	954,006
Total current liabilities	2,006,289	1,729,642
Total liabilities	3,527,364	2,514,116
Net revenues	1,973,985	970,162	¥ 418,910
Net (loss)/income	393,063	(606,946)	(253,563)
Net cash generated from operating activities	1,448,005	845,616	89,272
Net cash used in investing activities	(315,198)	(375,802)	(117,695)
Net cash generated from (used in) financing activities	8,018	(391,237)	¥ 47,080
Prepaid Expenses and Other Current Assets
Variable Interest Entity [Line Items]
Total current assets	46,601	38,813
Accrued Expenses and Other Current Liabilities
Variable Interest Entity [Line Items]
Total current liabilities	241,204	223,298
Deferred Revenue Current
Variable Interest Entity [Line Items]
Total current liabilities	1,765,085	1,325,954
Payables to Acquire Buildings
Variable Interest Entity [Line Items]
Total current liabilities		180,390
Deferred Revenue Non-Current
Variable Interest Entity [Line Items]
Non-current liabilities	1,520,940	784,474
Other Non-Current Liabilities
Variable Interest Entity [Line Items]
Non-current liabilities	135
Cash and Cash Equivalents
Variable Interest Entity [Line Items]
Total current assets	80,371	101,680
Short-term Investments
Variable Interest Entity [Line Items]
Total current assets	¥ 587,051	¥ 309,070